Compensation Receivable for Consumption Tax, Net (Details) - Schedule of Compensation Receivable for Consumption Tax, Net - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Compensation Receivable for Consumption Tax, Net [Abstract]
Compensation receivable for consumption tax	$ 9,767,859	$ 9,954,030
Less: allowance for credit losses	(97,664)	(99,526)
Subtotal	9,670,195	9,854,504
Less: compensation receivable for consumption tax, current, net	(5,647,824)	(7,133,470)
Compensation receivable for consumption tax, non-current, net	$ 4,022,371	$ 2,721,034